Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Summary of Operating Currency Hedging Instruments
The table below shows operating currency hedging instruments in place as of June 30, 2025. The notional amount is translated into euros at the relevant closing exchange rate.

June 30, 2025			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	6,619	133	—	—	—	6,619	133
of which US dollar	3,351	100	—	—	—	3,351	100
of which Singapore dollar	539	10	—	—	—	539	10
of which Chinese yuan renminbi	480	14	—	—	—	480	14
of which Japanese yen	253	9	—	—	—	253	9
of which pound sterling	173	2	—	—	—	173	2
Forward currency purchases	4,418	(84)	—	—	—	4,418	(84)
of which US dollar	2,540	(55)	—	—	—	2,540	(55)
of which Singapore dollar	610	(15)	—	—	—	610	(15)
of which Chinese yuan renminbi	277	(5)	—	—	—	277	(5)
of which Turkish lira	159	(4)	—	—	—	159	(4)
of which United Arab Emirates dirham	120	(5)	—	—	—	120	(5)
Total	11,037	49	—	—	—	11,037	49
The above positions mainly hedge material foreign currency cash flows arising after the end of the reporting period in relation to transactions carried out during the six months ended June 30, 2025 and recognized in the balance sheet at that date. Gains and losses on hedging instruments (forward contracts) are calculated and recognized in parallel with the recognition of gains and losses on the hedged items. Due to this hedging relationship, the commercial foreign exchange difference on those items (hedging instruments and hedged transactions) will be immaterial in the second half of 2025.

Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated
The table below shows financial currency hedging instruments in place as of June 30, 2025. The notional amount is translated into euros at the relevant closing exchange rate.

	June 30, 2025
(€ million)	Notional amount		Fair value	Maximum expiry date
Cross currency seller swaps	1,476		5
of which US dollar	1,476	(a)	5	2032
Forward currency sales	7,723		176
of which US dollar	6,007	(b)	148	2025
of which Pound sterling	601		7	2025
of which Japanese yen	303		9	2025
Forward currency purchases	3,609		(44)
of which Singapore dollar	1,289		(14)	2025
of which US dollar	1,094	(c)	(33)	2026
of which Hungarian forint	639		7	2025
Total	12,808		137
(a)Comprises two cross currency swaps, (i) with a notional amount of $870 million, pay 4.16% receive EUR 2.50%, expiring 2029 and (ii) with a notional amount of $870 million, pay 4.53% receive EUR 3.00%, expiring 2032, designated as a fair value hedge of the exposure of an equivalent amount of cash & cash equivalents to fluctuations in the EUR/USD spot rate. As of June 30, 2025, the fair value of the swaps was an asset of €5 million, with €18 million debited to Other comprehensive income under the cost of hedging accounting treatment.
(b)Includes forward sales with a notional amount of $3,615 million expiring in 2025, designated as a hedge of Sanofi’s net investment in Bioverativ. As of June 30, 2025, the fair value of these forward contracts represented an asset of €77 million; the opposite entry was recognized in Other comprehensive income, with the impact on financial income and expense being immaterial.
(c)    Includes forward purchases with a notional amount of $1,000 million expiring in 2025, designated as a fair value hedge of the exposure of $1,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of June 30, 2025, the fair value of these contracts represented a liability of €25 million, with €0 million credited to Other comprehensive income to recognize the hedging cost.

Disclosure of Instruments
The table below shows instruments of this type in place as of June 30, 2025:

								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2025	2026	2027	2028	2029 and beyond	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized SOFR USD / receive 1.17%	—	—	—	848		848	(54)	848	(54)			—
pay 2.08% / receive Euribor 3m	—		850	—	—	850	(7)			850	(7)	(3)
pay capitalized Ester / receive 0.92%	—	—	—	—	650	650	(27)	650	(27)	—	—	—
Total	—	—	850	848	650	2,348	(88)	1,498	(81)	850	(7)	(3)